FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Current assets	$ 14,493	$ 12,795
Non-current assets	40,253	38,956
Total assets	54,746	51,751
Liabilities
Current liabilities	12,133	11,024
Non-current liabilities	31,276	29,674
Total liabilities	43,409	40,698
Interest of others in operating subsidiaries	7,845	7,261
Net investment to the partnership	3,492	3,792
USD
Assets
Current assets	5,357	5,215
Non-current assets	19,077	18,853
Total assets	24,434	24,068
Liabilities
Current liabilities	4,034	3,439
Non-current liabilities	21,362	20,749
Total liabilities	25,396	24,188
Interest of others in operating subsidiaries	292	651
Net investment to the partnership	(1,254)	(771)
AUD
Assets
Current assets	922	628
Non-current assets	5,423	4,848
Total assets	6,345	5,476
Liabilities
Current liabilities	1,141	1,184
Non-current liabilities	3,327	3,141
Total liabilities	4,468	4,325
Interest of others in operating subsidiaries	924	641
Net investment to the partnership	953	510
GBP
Assets
Current assets	1,916	2,015
Non-current assets	1,717	2,283
Total assets	3,633	4,298
Liabilities
Current liabilities	2,491	2,343
Non-current liabilities	544	659
Total liabilities	3,035	3,002
Interest of others in operating subsidiaries	332	426
Net investment to the partnership	266	870
CAD
Assets
Current assets	1,501	1,253
Non-current assets	6,405	6,026
Total assets	7,906	7,279
Liabilities
Current liabilities	1,130	1,336
Non-current liabilities	2,648	2,135
Total liabilities	3,778	3,471
Interest of others in operating subsidiaries	2,844	2,578
Net investment to the partnership	1,284	1,230
EUR
Assets
Current assets	1,179	903
Non-current assets	1,559	1,582
Total assets	2,738	2,485
Liabilities
Current liabilities	1,062	1,147
Non-current liabilities	705	593
Total liabilities	1,767	1,740
Interest of others in operating subsidiaries	548	427
Net investment to the partnership	423	318
BRL
Assets
Current assets	893	707
Non-current assets	3,064	3,230
Total assets	3,957	3,937
Liabilities
Current liabilities	573	471
Non-current liabilities	2,037	1,849
Total liabilities	2,610	2,320
Interest of others in operating subsidiaries	948	1,173
Net investment to the partnership	399	444
INR
Assets
Current assets	603	25
Non-current assets	1,632	383
Total assets	2,235	408
Liabilities
Current liabilities	637	4
Non-current liabilities	405	0
Total liabilities	1,042	4
Interest of others in operating subsidiaries	717	101
Net investment to the partnership	476	303
Other
Assets
Current assets	2,122	2,049
Non-current assets	1,376	1,751
Total assets	3,498	3,800
Liabilities
Current liabilities	1,065	1,100
Non-current liabilities	248	548
Total liabilities	1,313	1,648
Interest of others in operating subsidiaries	1,240	1,264
Net investment to the partnership	$ 945	$ 888